Accounting information and policies - Additional Information (Detail) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€)	Nov. 29, 2020 company	Nov. 28, 2020 company
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Number of parent companies | company		1	2
Net monetary loss	€ 74
Hyperinflation restatement
Disclosure Of Summary Of Significant Accounting Policies [Line Items]
Increase in total assets	106
Increase in turnover	124
Reduction in operating profit	€ 2